Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Comprehensive Income [Abstract]
Revenues		$ 16,311	$ 13,561	$ 12,780
Cost of sales		10,996	8,828	8,552
Gross profit		5,315	4,733	4,228
Operating expenses:
Selling and marketing expenses		692	624	664
Administrative expenses		868	784	840
Total operating expenses		1,560	1,408	1,504
Operating profit		3,755	3,325	2,724
Other income, net		308	297	395
Finance cost		27	26	24
Profit before income taxes		4,036	3,596	3,095
Income tax expense		1,068	973	757
Net profit		2,968	2,623	2,338
Items that will not be reclassified subsequently to profit or loss:
Re-measurements of the net defined benefit liability / asset, net		(11)	17	(24)
Equity instruments through other comprehensive income, net		12	16	(5)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		1	33	(29)
Items that will be reclassified subsequently to profit or loss:
Fair valuation of investments, net	[1]	(6)	(14)	3
Fair value changes on derivatives designated as cash flow hedge, net		(1)	4	(5)
Foreign currency translation		(320)	333	(720)
Total other comprehensive income that will be reclassified to profit or loss, net of tax		(327)	323	(722)
Total other comprehensive income/(loss), net of tax		(326)	356	(751)
Total comprehensive income		2,642	2,979	1,587
Profit attributable to:
Owners of the company		2,963	2,613	2,331
Non-controlling interests		5	10	7
Net profit		2,968	2,623	2,338
Total comprehensive income attributable to:
Owners of the company		2,637	2,968	1,582
Non-controlling interests		5	11	5
Total comprehensive income		$ 2,642	$ 2,979	$ 1,587
Earnings per equity share
Basic (in $ per share)		$ 0.70	$ 0.62	$ 0.55
Diluted (in $ per share)		$ 0.70	$ 0.61	$ 0.55
Weighted average equity shares used in computing earnings per equity share
Basic (in shares)		4,209,546,724	4,242,416,665	4,257,754,522
Diluted (in shares)		4,218,525,134	4,250,732,467	4,265,144,228

[1]	net of taxes